Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

We have completed an evaluation of all subsequent events after the unaudited balance sheet date of March 31, 2021, through May 17, 2021, the issuance date of these financial statements, to ensure that these condensed consolidated financial statements include appropriate disclosure of events both recognized in the condensed consolidated financial statements as of March 31, 2021, and events which occurred subsequently but were not recognized in the condensed consolidated financial statements. We have concluded that no subsequent events other than the following have occurred that require disclosure:

Funding Agreements

On April 12, 2021 (the Effective Date), we entered into a funding agreement with NovaQuest Co-Investment Fund XVI, L.P. (NovaQuest and the NovaQuest Funding Agreement) and a funding agreement with BC Pinnacle Holdings, LP (Bain, the Bain Funding Agreement and, together with the NovaQuest Funding Agreement, the Funding Agreements), pursuant to which NovaQuest and Bain will provide funding to support our development of tavapadon for the treatment of Parkinson’s disease.

Pursuant to the Funding Agreements, we will receive up to $62.5 million in funding from each of NovaQuest and Bain, for a combined total of up to $125 million in funding (the Total Funding Commitment), of which approximately $31.3 million (25% of the Total Funding Commitment) was received within 10 business days of the Effective Date, and $37.5 million (30% of the Total Funding Commitment), approximately $31.3 million (25% of the Total Funding Commitment) and $25.0 million (20% of the Total Funding Commitment) will be received on the first, second and third anniversaries of the Effective Date, respectively, subject to certain customary funding conditions.

In return, we agreed to pay to NovaQuest and Bain (1) upon approval of tavapadon by the FDA, a combined $187.5 million (1.5x of the Total Funding Commitment) (the Approval Milestone Payment), with 50% of the Approval Milestone Payment due within 30 days of FDA approval and 12.5% of the Approval Milestone Payment due on each of the first four anniversaries of FDA approval, (2) upon first reaching certain cumulative U.S. net sales thresholds, certain sales milestone payments and (3) combined tiered, mid-single digit to low-double digit royalties on annual net sales of tavapadon in the U.S.

At the time that NovaQuest and Bain collectively receive an aggregate of approximately $531.3 million (4.25x of the Total Funding Commitment), our payment obligations under the Funding Agreements will be fully satisfied. We have the option to satisfy our payment obligations to NovaQuest and Bain upon the earlier of FDA approval or May 1, 2025 by paying an amount equal to the Total Funding Commitment multiplied by a certain factor (which will initially be 3.00x and will increase over time to a maximum of 4.25x), less amounts previously paid to NovaQuest and Bain.

19. Subsequent Events

We have completed an evaluation of all subsequent events after the audited balance sheet date of December 31, 2020 through March 24, 2021, the issuance date of these financial statements, to ensure that these consolidated financial statements include appropriate disclosure of events both recognized in the consolidated financial statements as of December 31, 2020, and events which occurred subsequently but were not recognized in the consolidated financial statements. We have concluded that no subsequent events have occurred that require disclosure, except as already disclosed within these consolidated financial statements.